Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The benefit (provision) for income taxes relates primarily to the taxable income of the Company's taxable REIT subsidiaries. The earnings, other than in taxable REIT subsidiaries, of the Company are not generally subject to federal income taxes at the Company level due to the REIT election made by the Company.

Income taxes have been provided for on the asset and liability method. Under the asset and liability method, deferred income taxes are recognized for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities.

The Company's benefit (provision) for income taxes for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current:
Federal	$(440)	$—	$(401)
State and local	(1,099)	(1,076)	(2,096)
NOL utilized	566	—	343
Deferred:
Federal	1,399	(418)	(187)
State and local	400	(53)	(26)
	$826	$(1,547)	$(2,367)

Net deferred tax assets (liabilities) of $672 and $(1,127) are included in other assets (liabilities) on the accompanying Consolidated Balance Sheets at December 31, 2011 and 2010, respectively. These net deferred tax assets (liabilities) relate primarily to differences in the timing of the recognition of income/(loss) between GAAP and tax and net operating loss carry forwards.

The income tax benefit (provision) differs from the amount computed by applying the statutory federal income tax rate to pre-tax operating income as follows:

	2011	2010	2009
Federal provision at statutory tax rate (34%)	$(580)	$(388)	$(376)
State and local taxes, net of federal benefit	(100)	(31)	(33)
Other	1,506	(1,128)	(1,958)
	$826	$(1,547)	$(2,367)

For the years ended December 31, 2011, 2010 and 2009, the “other” amount is comprised primarily of state taxes of $973, $1,075 and $2,040, respectively, and the write-off of deferred tax liabilities of $3,535, $0 and $0, respectively, relating to the transfer of certain assets of the Company's taxable subsidiaries.

As of December 31, 2011 and 2010, the Company has estimated net operating loss carry forwards for federal income tax reporting purposes of $2,735 and $4,156, respectively, which would begin to expire in tax year 2026. A valuation allowance of $712 has been recorded against deferred tax assets in 2011 based upon projected future taxable income.

A summary of the average taxable nature of the Company's common dividends for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$0.46	$0.40	$0.72
Ordinary income	47.33%	99.11%	53.80%
15% rate - qualifying dividend	1.11%	0.89%	0.61%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	51.56%	—	45.59%
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series B Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$2.0125	$2.0125	$2.0125
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series C Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$3.25	$3.25	$3.25
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series D Cumulative Redeemable Preferred Stock for the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$1.76498	$2.01002(1)	$1.8875
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
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(1)Of the total dividend paid in January 2011, $0.12252 is allocated to 2010 and $0.349355 is allocated to 2011.